Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 27,612,732	$ 11,423,870
Grant funds receivable	0	49,006
Prepaid expenses	1,325,998	156,240
Total current assets	28,938,730	11,629,116
Property and equipment, net	234,912	156,938
Other assets	2,174,286	11,010
Total assets	31,347,928	11,797,064
Current liabilities:
Accounts payable	1,747,682	2,057,534
Accrued expenses	3,000,212	3,377,826
Total current liabilities	4,747,894	5,435,360
Other liabilities	0	2,000,000
Total liabilities	4,747,894	7,435,360
Stockholders’ equity:
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 26,334,953 and 6,381,541 at December 31, 2022 and 2021, respectively	26,335	6,382
Additional paid-in capital	104,970,722	68,731,220
Accumulated deficit	(78,397,023)	(64,375,898)
Total stockholders’ equity	26,600,034	4,361,704
Total liabilities and stockholders’ equity	$ 31,347,928	$ 11,797,064